RESTRICTED SHARES	9 Months Ended
Sep. 30, 2011
Restricted Shares [Abstract]
RESTRICTED SHARES
NOTE 14 – RESTRICTED SHARES

Prior to the Merger (see Note 2), the Company had restricted shares outstanding. The restricted shares of Consonus common stock that were outstanding under each stock option plan was exchanged based upon the merger exchange rate 1.33 a share.
A summary of the Company’s outstanding non-vested restricted shares at September 30, 2011 and for the nine months then ended are as follows:

	Number of Shares	Grant Date Fair Value
Nonvested Restricted Shares
Nonvested at January 1, 2011	29,672	$6.77
Granted	-	-
Vested	(9,891)	6.77
Forfeited	(19,781)	6.77
Nonvested at September 30, 2011	-	$-

SARs

The Company has awarded Stock Appreciation Rights (“SARs”) to three of its independent directors and certain executives in exchange for services rendered by them to the Company or a Subsidiary.  At January 1, 2010, there were 31,234 SARs outstanding at an average base price of $4.97.  An additional 11,010 were issued in 2010 at an average base price of $6.62.  At September 30, 2011 42,244 SARs are outstanding.  No exercise event has occurred and, accordingly, there have been no expense or liabilities recognized related to these SARs for the three and nine months ended September 30, 2011.   “Exercise Event” is defined as: (i) any merger or consolidation to which the Company is a party so long as, as a result of such merger or consolidation, the Company’s majority stockholder, KLI, owns less than 25% of the stock in the surviving or resulting entity or its parent entity; (ii) the sale by the stockholders of the Company, in a single transaction or series of related transactions, of all of the stock of the Company or, if less than all, an amount of stock such that, as a result of the sale, KLI is the owner of less than 25% of the outstanding voting power of the Company; (iii) the sale of all or substantially all of the assets of the Company to an unrelated third party; or (iv) such other time for the allowance of the exercise of SARs as may be recommended by the Committee and approved by the Board.